DEBT - Narrative (Details)	1 Months Ended			2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	May 31, 2020 USD ($)	May 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) item	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2020 USD ($)	Oct. 16, 2024	Dec. 29, 2022 USD ($)	Dec. 31, 2021 USD ($)
DEBT
Interest expense					$ 153,654		$ 676,192	$ 749,289	$ 1,829,309	$ 2,714,048	$ 1,431,354
Amount of accrued interest on debt instrument						$ 985,025				985,025	$ 879,876
Proceeds from the issuance of convertible notes								$ 5,456,000	$ 740,000
Amount owed to lender						$ 8,535,936				$ 8,535,936
Small Business Administration Loans
DEBT
Proceeds from the issuance of convertible notes													$ 150,000
Principal amount												$ 150,000				$ 475,000
Number of additonal debt | item												2
Interest rate						3.75%				3.75%
Paycheck Protection Program Loans
DEBT
Proceeds from the issuance of convertible notes			$ 151,000
Interest rate			1.00%
Moratorium Period of debt instrument			6 months
Promissory Note
DEBT
Proceeds from the issuance of convertible notes				$ 735,000
Principal amount	$ 119,000
Interest rate														18.00%
Interest expense						$ 17,000
Attomey"s fees						$ 4,000
Principle payments of debt instrument	$ 20,000
Vehicle Notes
DEBT
Number of vehicle loans defaulted | item						2				2
Debt Instrument, Decrease, Asset Repossession										$ 23,000
Amount owed to lender						$ 13,000				$ 13,000
Number of vehicles acquired | item						13				13
Vehicle Notes | Minimum
DEBT
Interest rate						4.99%				4.99%
Vehicle Notes | Maximum
DEBT
Interest rate						17.37%				17.37%
Real Estate Promissory Note
DEBT
Principal amount															$ 370,000
Amount owed to lender						$ 442,000				$ 442,000
Business line of credit
DEBT
Outstanding						$ 0				$ 0
Interest rate		13.00%
Line of credit		$ 74,400
Maximum borrowing capacity		$ 74,400